Subsequent Events	9 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 8–SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2015 through the date the financial statements are available for issuance and notes that there are none.